Note 7 - Prepaid Expenses and Other Current Assets - Summary of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Prepaid expenses	$ 579	$ 420
Payment in advance	321	202
Other receivable	171	368
Interest receivable	89	48
Other	85	68
	$ 1,245	$ 1,106